Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000152358 [Member] | Avangrid Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000152358 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152358 [Member] | Squarespace Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152358 [Member] | Stericycle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152358 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152358 [Member] | HashiCorp Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152358 [Member] | Ares Acquisition Corp II Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152358 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152358 [Member] | Nuvei Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152358 [Member] | Envestnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152358 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000152358 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000152358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000152358 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000152358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152358 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152358 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152358 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000152358 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152358 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152358 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152358 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152358 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152358 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152359 [Member] | Avangrid Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000152359 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152359 [Member] | Squarespace Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152359 [Member] | Stericycle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152359 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152359 [Member] | HashiCorp Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152359 [Member] | Ares Acquisition Corp II Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152359 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152359 [Member] | Nuvei Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152359 [Member] | Envestnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152359 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000152359 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000152359 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000152359 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000152359 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152359 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152359 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152359 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152359 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152359 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000152359 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152359 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152359 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152359 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152359 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152359 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248222 [Member] | Avangrid Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000248222 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000248222 [Member] | Squarespace Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000248222 [Member] | Stericycle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000248222 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248222 [Member] | HashiCorp Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248222 [Member] | Ares Acquisition Corp II Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248222 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248222 [Member] | Nuvei Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248222 [Member] | Envestnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000248222 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000248222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000248222 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000248222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000248222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248222 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000248222 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248222 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248222 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248222 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248222 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248222 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Avangrid Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174208 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174208 [Member] | Squarespace Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174208 [Member] | Stericycle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174208 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174208 [Member] | HashiCorp Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174208 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174208 [Member] | Nuvei Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174208 [Member] | S And P 500 Index Options Exercise Price 5 000 00 Expiration Date 12 31 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000174208 [Member] | S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 12 31 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174208 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174208 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174208 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174208 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174208 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174208 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174208 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174208 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174208 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174208 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000174208 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174208 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000174208 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000174208 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000174208 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000174209 [Member] | Avangrid Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174209 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174209 [Member] | Squarespace Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174209 [Member] | Stericycle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174209 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174209 [Member] | HashiCorp Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174209 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174209 [Member] | Nuvei Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174209 [Member] | S And P 500 Index Options Exercise Price 5 000 00 Expiration Date 12 31 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000174209 [Member] | S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 12 31 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174209 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174209 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174209 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174209 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174209 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174209 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174209 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174209 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000174209 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174209 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174209 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000174209 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174209 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174209 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000174209 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174209 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000174209 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000239642 [Member] | Avangrid Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239642 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000239642 [Member] | Squarespace Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000239642 [Member] | Stericycle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000239642 [Member] | Smartsheet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000239642 [Member] | HashiCorp Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239642 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239642 [Member] | Nuvei Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239642 [Member] | S And P 500 Index Options Exercise Price 5 000 00 Expiration Date 12 31 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000239642 [Member] | S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 12 31 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000239642 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000239642 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000239642 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000239642 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239642 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000239642 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239642 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239642 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000239642 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000239642 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000239642 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239642 [Member] | Units [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239642 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000239642 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239642 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239642 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000239642 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239642 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000239642 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)